Prepaid Expense (Details) - Schedule of Prepaid Expense - EUR (€)	Jun. 30, 2024	Dec. 31, 2023
Schedule of Prepaid Expense [Abstract]
Advancement to suppliers for inventory	€ 1,036,166	€ 788,622
Advancement for PP&E under construction	11,683	11,683
Conferences and international fairs	176,728	230,027
Security deposits and others	17,832	17,822
Total	€ 1,242,409	€ 1,048,154